FIERA CAPITAL SERIES TRUST 375 Park Avenue, 8th Floor New York, NY 10152	FORESIDE FUND SERVICE, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

April 26, 2017

VIA EDGAR

Trace Rakestraw
Office of Disclosure and Review
Securities and Exchange Commission
Washington, D.C. 20549

Re:	Fiera Capital Series Trust (the "Trust") File Nos.: 333-215049 and 811-23220

Dear Mr. Rakestraw:

Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “1933 Act”), we, the Trust and Foreside Fund Services, LLC, the principal underwriter for the Trust’s lone series, Fiera Capital Series Trust, respectfully request acceleration of the effective date of the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which was filed with the Securities and Exchange Commission (the “SEC”) on December 12, 2017 and amended on March 31, 2017 (“PEA No. 1”), to as soon as possible after April 26, 2017.

We have addressed your comments that we received on January 11, 2017 and February 9, 2017 in connection with the Trust’s Registration Statement, as well as the comments received on April 19, 2017 in connection with the Trust’s PEA No.1, and they are being filed simultaneously. Further, we are aware of our obligations under the 1933 Act and believe that such acceleration would be consistent with the obligation of the SEC to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

In addition to the above, the Trust acknowledges that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	should the SEC or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

Trace Rakestraw
Securities and Exchange Commission
April 26, 2017

•
the action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Trust may not assert the action as a defense to any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

If you have any questions regarding this request, please contact George Silfen of Kramer, Levin, Naftalis & Frankel LLP at (212) 715-9522. Thank you for your assistance regarding this matter.

Very truly yours,

FIEA CAPITAL SERIES TRUST			FORESIDE FUND SERVICE, LLC

By:	/s/ Benjamin Thompson		By:	/s/ Mark Fairbanks

	Title:	Chief Executive Officer		Title:	Vice President